UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2010 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 68.2%
Banks - 0.2%
Charter Financial	7,400	$60,680
Waterstone Financial*	6,400	25,536
		86,216
Chemicals - 4.5%
E.I. Du Pont de Nemours	33,400	1,490,308
International Flavors & Fragrances	2,800	135,856
		1,626,164
Consumer Discretionary - 3.7%
Comcast, Class A	20,000	340,200
Fortune Brands	8,400	413,532
Meredith	11,900	396,389
New York Times, Class A*	9,900	76,626
Walt Disney	2,700	89,397
		1,316,144
Consumer Staples - 7.4%
Campbell Soup	7,600	271,700
Coca-Cola	4,100	239,932
Coca-Cola Enterprises	16,000	496,000
Sara Lee	12,000	161,160
SUPERVALU	20,000	230,600
Tootsie Roll Industries	22,359	556,292
Viterra*	6,600	57,603
Wal-Mart Stores	1,400	74,928
Walgreen	16,800	562,800
		2,651,015
Energy - 9.8%
Clayton Williams Energy*	9,000	455,310
El Paso	12,200	151,036
Hess	4,100	242,392
Marathon Oil	19,500	645,450
Nexen	57,800	1,161,780
OPTI - Canada*	56,800	45,820
Repsol YPF - ADR	31,500	810,495
USEC*	4,800	24,912
		3,537,195
Healthcare - 3.5%
Abbott Laboratories	7,600	397,024
Johnson & Johnson	2,000	123,920
Pfizer	42,500	729,725
		1,250,669
Industrials - 0.4%
Tyco International	3,800	139,574

Information Technology - 4.5%
Automatic Data Processing	25,500	1,071,765
Xerox	54,400	563,040
		1,634,805
Insurance - 9.3%
Alterra Capital Holdings	11,900	237,048
Arch Capital Group*	3,600	301,680
Arthur J. Gallagher	2,200	58,014
Berkshire Hathaway, Class B*	6,800	562,224
Donegal Group, Class A	4,600	60,122
First American Financial	9,900	147,906
Loews	18,800	712,520
Mercer Insurance Group	2,800	49,840
Navigators Group*	1,500	66,945
Platinum Underwriters Holdings	17,400	757,248
State Auto Financial	27,300	415,233
		3,368,780
Metals & Mining - 10.5%
AngloGold Ashanti - ADR	2,500	115,600
Barrick Gold	24,300	1,124,847
Gold Fields - ADR	80,300	1,226,181
Newmont Mining	19,400	1,218,514
Northgate Minerals*	33,000	99,990
		3,785,132
Paper & Forest Products - 3.7%
Domtar	17,750	1,146,295
Neenah Paper	13,200	200,640
		1,346,935
Real Estate - 2.5%
Forestar Group*	12,200	208,010
Post Properties	24,600	686,832
		894,842
Telecommunication Services - 0.7%
Telephone & Data Systems	8,200	268,960

Utilities - 7.5%
Allegheny Energy	43,900	1,076,428
Calpine*	28,288	352,186
Calpine - Escrow Shares*	1,075,000	90,031
El Paso Electric*	1,200	28,536
Mirant*	92,500	921,300
NV Energy	9,500	124,925
Unisource Energy	3,400	113,662
		2,707,068

Total Common Stocks
(Cost $24,326,115)		$24,613,499

CONVERTIBLE CORPORATE BONDS - 25.3%	PAR
Advanced Micro Devices
5.750%, 08/15/2012	$400,000	407,000
Amgen
0.125%, 02/01/2011	650,000	647,562
Anixter International
1.000%, 02/15/2013	1,050,000	1,099,875
Archer Daniels
0.875%, 02/15/2014	600,000	627,750
Century Aluminum
1.750%, 08/01/2024	100,000	97,250
Charles River Laboratories International
2.250%, 06/15/2013	350,000	342,563
Chemed
1.875%, 05/15/2014	50,000	47,875
Dominion Resources, Series C
2.125%, 12/15/2023	125,000	153,281
Gilead Sciences, Series B
0.625%, 05/01/2013	350,000	384,562
Greatbatch
2.250%, 06/15/2013	425,000	400,563
Kinross Gold
1.750%, 03/15/2028	550,000	560,312
1.750%, 03/15/2028 (a)	175,000	178,281
Medtronic
1.500%, 04/15/2011	625,000	625,781
Newmont Mining
1.250%, 07/15/2014	150,000	218,438
Penn Virginia
4.500%, 11/15/2012	250,000	243,750
PHH
4.000%, 04/15/2012	150,000	175,313
Smithfield Foods
4.000%, 06/30/2013	325,000	342,875
Trinity Industries
3.875%, 06/01/2036	425,000	384,625
UAL
5.000%, 02/01/2021	225,000	225,135
Unisource Energy
4.500%, 03/01/2035	475,000	475,594
USEC
3.000%, 10/01/2014	1,900,000	1,503,375
Total Convertible Corporate Bonds
(Cost $8,608,386)		9,141,760

STAPLED UNITS - 0.6%	SHARES
Paper & Forest Products - 0.6%
TimberWest Forest*
(Cost $443,686)	54,300	211,099

CONVERTIBLE PREFERRED STOCKS - 0.2%
Energy - 0.2%
El Paso Energy Capital Trust
(Cost $60,343)	2,000	76,500

WARRANTS - 0.0%
Utilities - 0.0%
Mirant*
(Cost $203,929)	67,700	2,708

SHORT-TERM INVESTMENT - 5.4%
AIM Short-Term Treasury Portfolio, 0.060%
(Cost $1,933,311)	1,933,311	1,933,311

Total Investments - 99.7%
(Cost $35,575,770)		35,978,877
Other Assets and Liabilities, Net - 0.3%		93,906
Total Net Assets - 100.0%		$36,072,783

* Non-income producing security.
(a) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of September 30, 2010, the value of these investments was $178,281 or 0.5% of total net assets.

ADR - American Depository Receipt

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, the fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$24,523,468	$-	$90,031	$24,613,499
Convertible Bonds	-	9,141,760	-	9,141,760
Stapled Units	211,099	-	-	211,099
Convertible Preferred Stocks	76,500	-	-	76,500
Warrants	2,708	-	-	2,708
Short-Term Investments	1,933,311	-	-	1,933,311
Total Investments	$26,747,086	$9,141,760	$90,031	$35,978,877

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Common Stocks-Utilities	Convertible Bonds

Balance as of 12/31/2009		$61,812	$156,480
Accrued discounts/ premiums		-	-
Realized gain (loss)		-	-
Change in net unrealized appreciation		28,219	-
Net purchases (sales)		-	-
Transfers in and/or out of Level 3		-	(156,480)
Balance as of 9/30/2010		$90,031	$-
Net unrealized depreciation of Level 3 securities
as of September 30, 2010		$3,906	$-

Schedule of Investments September 30, 2010 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 92.3%
Banks - 7.9%
Abington Bancorp	6,500	$68,510
AJS Bancorp	2,000	26,500
Cape Bancorp*	10,900	82,840
Chicopee Bancorp*	9,900	111,771
Clifton Savings Bancorp	16,400	141,040
First Defiance Financial	5,700	57,456
First Horizon National	19,082	217,725
Fox Chase Bancorp*	16,602	157,055
Hampden Bancorp	6,500	65,325
Northern Trust	6,800	328,032
Ocean Shore Holding	4,572	48,875
OmniAmerican Bancorp*	24,400	274,988
Oritani Financial	39,750	396,705
Popular*	41,533	120,446
Territorial Bancorp	13,100	220,473
ViewPoint Financial Group	26,600	246,050
Westfield Financial	11,700	91,260
		2,655,051
Brokers - 0.5%
MF Global Holdings*	25,700	185,040
Chemicals - 1.1%
Air Products & Chemicals	4,500	372,690
Consumer Discretionary - 6.7%
American Eagle Outfitters	20,800	311,168
Brinker International	14,200	267,812
Fortune Brands	5,500	270,765
H&R Block	2,500	32,375
Morton's Restaurant Group*	27,100	132,519
NVR*	690	446,796
Toll Brothers*	17,300	329,046
Yum! Brands	10,700	492,842
		2,283,323
Consumer Staples - 11.9%
Alberto-Culver	23,800	896,070
Church & Dwight	9,350	607,189
Clorox	11,700	781,092
Coca-Cola	6,200	362,824
Foster's Group	38,200	226,333
Molson Coors Brewing, Class B	8,600	406,092
PepsiCo	5,000	332,200
Philip Morris International	4,600	257,692
SUPERVALU	4,500	51,885
Viterra*	10,600	92,514
		4,013,891
Diversified Financial Services - 6.3%
Franklin Resources	7,100	758,990
Invesco	15,400	326,942
Leucadia National*	34,100	805,442
PICO Holdings*	7,900	235,894
		2,127,268
Energy - 6.9%
Hess	12,400	733,088
Hugoton Royalty Trust	12,200	243,878
Murphy Oil	11,300	699,696
Nexen	33,000	663,300
		2,339,962

Healthcare - 6.1%
American Medical Systems Holdings*	6,800	133,144
Biogen Idec*	5,100	286,212
Henry Schein*	1,600	93,728
Humana*	4,200	211,008
Johnson & Johnson	4,300	266,428
Merck & Co.	13,148	483,978
Pfizer	9,600	164,832
WellPoint*	7,600	430,464
		2,069,794
Industrials - 2.1%
Alliant Techsystems*	1,400	105,560
Graco	9,800	310,954
Tyco International	8,300	304,859
		721,373
Information Technology - 11.7%
Automatic Data Processing	8,500	357,255
Blue Coat Systems*	2,700	64,962
BMC Software*	9,300	376,464
CACI International*	2,140	96,856
EMC*	24,100	489,471
Emulex*	30,600	319,464
Marvell Technology Group*	15,400	269,654
Microsoft	6,200	151,838
QLogic*	5,900	104,076
Symantec*	8,800	133,496
Synopsys*	13,900	344,303
Teradata*	14,100	543,696
Xerox	33,670	348,485
Xilinx	13,100	348,591
		3,948,611
Insurance - 14.0%
Alleghany*	369	111,818
AON	9,200	359,812
Arch Capital Group*	4,500	377,100
Arthur J. Gallagher	8,900	234,693
Aspen Insurance Holdings	11,900	360,332
Assurant	6,800	276,760
Cincinnati Financial	11,400	328,890
Lancashire Holdings	83,590	728,776
Mercer Insurance Group	5,000	89,000
MetLife	4,200	161,490
Penn Millers Holding*	11,105	164,243
Platinum Underwriters Holdings	23,500	1,022,720
Progressive	7,600	158,612
RenaissanceRe Holdings	3,300	197,868
Wesco Financial Group	427	152,930
		4,725,044
Metals & Mining - 8.7%
Gold Fields - ADR	49,900	761,973
Horsehead Holding*	15,300	151,011
Kinross Gold	36,700	689,593
Newmont Mining	18,800	1,180,828
RTI International Metals*	1,000	30,620
Victoria Gold*	96,500	116,299
		2,930,324
Paper & Forest Products - 0.4%
Domtar	1,258	81,241
Neenah Paper	4,500	68,400
		149,641
Real Estate - 0.6%
Forestar Group*	3,600	61,380
Thomas Properties Group*	35,300	126,021
		187,401

Utilities - 7.4%
Allegheny Energy	21,100	517,372
Ameren	7,200	204,480
American Electric Power	6,500	235,495
Calpine - Escrow Shares*	125,000	10,469
CMS Energy	14,100	254,082
Empire District Electric	22,000	443,300
Mirant*	12,500	124,500
NV Energy	35,300	464,195
Pure Cycle*	11,300	31,866
TransAlta	8,500	181,417
Unisource Energy	1,400	46,802
		2,513,978
Total Common Stocks
(Cost $27,868,431)		31,223,391

	Par
CONVERTIBLE BONDS - 1.9%
Alliant Techsystems
2.750%, 02/15/2024	$100,000	100,125
3.000%, 08/15/2024	150,000	171,187
Kinross Gold
1.750%, 03/15/2028 (a)	150,000	152,813
1.750%, 03/15/2028	75,000	76,406
Symantec
0.750%, 06/15/2011	125,000	127,500
Total Convertible Bonds
(Cost $594,399)		628,031

CORPORATE BONDS - 1.4%
Broadridge Financial Solutions
6.125%, 06/01/2017	175,000	187,952
Leucadia National
7.000%, 08/15/2013	200,000	214,000
Mohawk Industries
6.500%, 01/15/2011	75,000	75,656
Total Corporate Bonds
(Cost $400,052)		477,608

	Shares
STAPLED UNITS - 0.1%
Paper & Forest Products - 0.1%
TimberWest Forest*
(Cost $105,938)	6,900	26,825

WARRANTS - 0.0%
Utilities - 0.0%
Mirant*
(Cost $27,363)	6,000	240

SHORT-TERM INVESTMENT - 4.0%
AIM Short-Term Treasury Portfolio, 0.060%
(Cost $1,361,162)	1,361,162	1,361,162

Total Investments - 99.7%
(Cost $30,357,345)		33,717,257
Other Assets and Liabilities, Net - 0.3%		99,779
Total Net Assets - 100.0%		$33,817,036

*	Non-income producing security
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of September 30, 2010, the value of this investment was $152,813 or 0.5% of total net assets.

ADR - American Depository Receipt

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, the fund's investments in securities were classified as follows:
		Level 1	Level 2	Level 3	Total
	Common Stocks	$ 31,239,747	$ -	$ 10,469	$ 31,250,216
	Convertible Bonds	-	628,031	-	628,031
	Corporate Bonds	-	477,608	-	477,608
	Warrants	240	-	-	240
	Short-Term Investments	1,361,162	-	-	1,361,162
	Total Investments	$ 32,601,149	$ 1,105,639	$ 10,469	$ 33,717,257

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Common Stocks- Utilities
	Balance as of 12/31/2009		$ 7,188
	Accrued discounts/ premiums		-
	Realized gain (loss)		-
	Change in net unrealized appreciation		3,281
	Net purchases (sales)		-
	Transfers in and/or out of Level 3		-
	Balance as of 9/30/2010		$ 10,469
	Net unrealized appreciation of Level 3 securities as of September 30, 2010		$ 10,469

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$35,575,770	$30,357,345

Gross unrealized appreciation	4,140,530	4,584,641
Gross unrealized depreciation	(3,737,423)	(1,224,729)
Net unrealized appreciation (depreciation)	$403,107	$3,359,912

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)    /s/ John D. Gillespie
                                                    John D. Gillespie, President

Date   November 24 , 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
                                                 John D. Gillespie, President

Date   November 24 , 2010

By (Signature and Title) /s/ Peter N. Perugini
                                                 Peter N. Perugini, Treasurer

Date   November 24 , 2010